Income and Expenses - Summary of Interest Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Interest income arising from revenue contracts with customers	₱ 299	₱ 414	₱ 431
Interest income on cash and cash equivalents (Note 16)	269	560	1,022
Interest income on financial instruments at FVPL	23	8
Interest income on financial instruments at amortized cost (Note 13)	13	143	45
Interest income on financial instruments at FVOCI	2	70	239
Interest income – others	50	15	8
Total interest income	₱ 656	₱ 1,210	₱ 1,745